Financial risk management: (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management:
Schedule of exchange rate risk

	December 31,
	2020		2021
Asset	Ps.	88,426	Ps.	124,656
Liability		(5,578)		(7,580)
Net Monetary Assets	Ps.	82,848	Ps.	117,076

Schedule of liquidity position

December 31, 2020	Cash and equivalents		Total Debt		Debt term short		Debt term long
Mexico	Ps.	4,058,495	Ps.	3,971,210	Ps.	322,209	Ps.	3,649,001
Aerostar		804,634		7,171,278		529,337		6,641,941
Airplan		329,499		2,757,858		287,204		2,470,654
Total	Ps.	5,192,628	Ps.	13,900,346	Ps.	1,138,750	Ps.	12,761,596

December 31, 2021	Cash and equivalents		Total Debt		Debt term short		Debt term long
Mexico	Ps.	5,700,314	Ps.	4,630,722	Ps.	6,964	Ps.	4,623,758
Aerostar		2,295,087		6,952,069		353,672		6,598,397
Airplan		774,661		2,196,756		217,508		1,979,248
Total	Ps.	8,770,062	Ps.	13,779,547	Ps.	578,144	Ps.	13,201,403

Schedule of liquidity risk

	Under		Between 3 months		Between 1		Between 2 and
At December 31, 2020	3 months		and one year		and 2 years		5 years
Bank loans and interest	Ps.	11,176	Ps.	797,339	Ps.	2,238,558	Ps.	3,881,097
Long term debt		114,420		215,815		233,123		6,408,818
Suppliers		353,806
Accounts payable and accrued expenses		1,187,345

At December 31, 2021
Bank loans and interest	Ps.	13,660	Ps.	210,812	Ps.	3,945,092	Ps.	2,305,320
Long term debt		114,009		239,663		1,512,848		5,696,815
Suppliers		290,689
Accounts payable and accrued expenses		1,383,249

Schedule of short term liquidity

	December 31,
	2020		2021

Current assets	Ps.	7,716,049	Ps.	11,662,100
Current liabilities		2,767,087		3,786,398
Short term position (liquidity)	Ps.	4,948,962	Ps.	7,875,702